Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 KRW (₩) shares
Disclosure of fair value measurement of assets [line items]
Valuation losses on financial assets at FVOCI	₩ (130,035,000,000)
KRAFTON Co., Ltd [member]
Disclosure of fair value measurement of assets [line items]
Number of shares acquired | shares	460,000
Fair value of common share	₩ 300,000
Reclassification of financial assets at FVTPL to to financial assets at FVOCI	165,600,000,000
Valuation losses on financial assets at FVOCI	₩ 27,600,000,000